Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 24, 2014 to the

Statutory Prospectuses for Institutional Class and Class A, Class C, Class D, Class P and Class R Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2013 (as revised January 16, 2014)

Disclosure Relating to AllianzGI U.S. Emerging Growth Fund

Effective April 1, 2014, the AllianzGI U.S. Emerging Growth Fund (the “Fund”) will change its name to the “AllianzGI U.S. Small-Cap Growth Fund”. All references to the Fund will be changed to “AllianzGI U.S. Small-Cap Growth Fund”. In connection with this change, changes to the Fund’s investment policies will also take effect, effective April 1, 2014, as described in greater detail below.

Within the Fund Summary relating to the Fund, the first three sentences in the subsection entitled “Principal Investment Strategies” will be deleted and replaced in their entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with smaller market capitalizations. The Fund currently defines “U.S. companies” as those companies that (i) are incorporated in the U.S., (ii) derive at least 50% of their revenue or profits from business activities in the U.S. or (iii) maintain at least 50% of their assets in the U.S. The Fund currently considers “smaller market capitalization” companies to be companies with market capitalizations that are below the highest market capitalization of companies represented in the Russell 2000 Growth Index (approximately $5.4 billion as of November 29, 2013). The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of smaller market capitalization companies at any given time.

Corresponding changes will be made within the “Principal Investments and Strategies of Each Fund–AllianzGI U.S. Emerging Growth Fund” section of the Prospectuses. Also within the “Principal Investments and Strategies of Each Fund–AllianzGI U.S. Emerging Growth Fund” section of the Prospectuses, the subsection entitled “Principal Investments and Strategies–Approximate Primary Capitalization Range” will be changed from “Similar to Russell 2000 Growth Index” to “Below the highest market capitalization of companies represented in the Russell 2000 Growth Index”.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated January 24, 2014 to the

Statement of Additional Information dated April 1, 2013 (as revised January 16, 2014)

Disclosure Relating to AllianzGI U.S. Emerging Growth Fund

Effective April 1, 2014, the AllianzGI U.S. Emerging Growth Fund (the “Fund”) will change its name to the “AllianzGI U.S. Small-Cap Growth Fund”. All references to the Fund will be changed to “AllianzGI U.S. Small-Cap Growth Fund”. In connection with this change, changes to the Fund’s investment policies will also take effect, effective April 1, 2014, as described in greater detail below.

Effective April 1, 2014, the information relating to the Fund in the subsection captioned “Policies Relating to Rule 35d-1 under the 1940 Act” in the section titled “Investment Restrictions” will be revised as follows:

Policies Relating to Rule 35d-1 under the 1940 Act

The Funds have adopted policies pursuant to Rule 35d-1(a) under the 1940 Act. The Funds will provide to shareholders the notice required by Rule 35d-1 under the 1940 Act, as such may be interpreted or revised from time to time, with respect to any change in any policy adopted pursuant to Rule 35d-1(a). Under such policies:

* * *

8. The U.S. Emerging Growth Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of U.S. companies with smaller market capitalizations.

Please retain this Supplement for future reference.